Average Annual Total Returns - Class A Class C and Institutional Class - Health Care Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.97%	9.31%	13.38%	8.77%	6.99%	11.68%	7.64%	6.38%	10.45%	18.40%	15.22%	13.88%	16.74%	9.57%	13.10%	11.56%	6.89%	11.18%	9.86%	6.46%	10.11%	18.40%	15.22%	13.88%